Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Summary of Financial Information for Discontinued Operations

Summarized financial information for our discontinued operations is as follows:

	2011	2012	2013

Net sales	93,193	493,997	47,086

(Loss) income before income tax	(14,767)	31,315	(37,259)
Income tax credit (expense)	1,664	(1,827)	(3,660)

(Loss) income from discontinued operations, net of income tax	(13,103)	29,488	(40,919)

Accounts receivable		54,003	—
Inventories		8,906	—
Prepaid expense and other receivables		8,813	2,364
Deferred tax assets		3,743	—
Property, plant and equipment, net		87,329	—
Land use rights		5,314	—
Other assets		424	—

Total assets		168,532	2,364

Notes payable		3,878	—
Accounts payable		46,169	—
Trust Receipt loans		3,558	—
Accrued expenses and other payables		8,304	234
Short term bank borrowings		4,824	—
Income tax payable		476	—

Total liabilities		67,209	234

Net assets of discontinued operations		101,323	2,130